Administrative Expenses (Details) - Schedule of administrative expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of administrative expenses [Abstract]
Personnel expenses, note 22(b)	S/ 84,359	S/ 84,660	S/ 94,437
Third-party services	52,974	51,553	65,435
Depreciation and amortization	14,573	12,046	14,949
Donations	8,796	9,934	7,305
Board of Directors compensation	6,696	6,815	6,555
Taxes	4,980	4,760	3,756
Consumption of supplies	1,671	1,826	2,743
Environmental expenditures, note 28	433	547	437
Total administrative expenses	S/ 174,482	S/ 172,141	S/ 195,617